Payden Absolute Return Bond Fund

Schedule of Investments
- January 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (28%
)
1,000,000 AB BSL CLO Ltd. 2021-3A 144A, (3 mo.
LIBOR USD + 6.950%), 7.09%, 10/20/34 (a)(b) $ 990
1,600,000 AlbaCore Euro CLO I DAC 1A 144A, (3 mo.
EURIBOR + 3.250%), 3.25%, 10/18/34
EUR (a)(b)(c) 1,781
508,165 Allegro CLO II-S Ltd. 2014-1RA 144A, (3 mo.
LIBOR USD + 1.080%), 1.34%, 10/21/28 (a)(b) 508
3,000,000 Allegro CLO V Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 1.450%), 1.69%, 10/16/30 (a)(b) 3,004
2,100,000 Allegro CLO X Ltd. 2019-1A 144A, (3 mo.
LIBOR USD + 3.700%), 3.95%, 7/20/32 (a)(b) 2,106
800,000 Allegro CLO XII Ltd. 2020-1A 144A, (3 mo.
LIBOR USD + 3.600%), 3.86%, 1/21/32 (a)(b) 802
2,000,000 Ammc CLO Ltd. 2017-20A 144A, (3 mo.
LIBOR USD + 3.150%), 3.39%, 4/17/29 (a)(b) 2,003
497,930 Apidos CLO XXI 2015-21A 144A, (3 mo.
LIBOR USD + 0.930%), 1.17%, 7/18/27 (a)(b) 498
650,000 Apidos CLO XXI 2015-21A 144A, (3 mo.
LIBOR USD + 2.450%), 2.69%, 7/18/27 (a)(b) 650
1,500,000 Arbor Realty Commercial Real Estate Notes
Ltd. 2019-FL2 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 1.864%),
1.91%, 9/15/34 (a)(b) 1,502
3,300,000 Arbor Realty Commercial Real Estate Notes
Ltd. 2022-FL1 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average + 1.450%),
1.50%, 1/15/37 (a)(b) 3,300
2,172,500 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (a) 2,199
1,200,000 Ballyrock CLO Ltd. 2019-1A 144A, (3 mo.
LIBOR USD + 6.750%), 6.99%, 7/15/32 (a)(b) 1,190
1,350,000 Barings CLO Ltd. 2020-2A 144A, (3 mo. LIBOR
USD + 6.150%), 6.39%, 10/15/33 (a)(b) 1,343
983,846 BDS Ltd. 2019-FL4 144A, (1 mo. LIBOR USD
+ 1.100%), 1.20%, 8/15/36 (a)(b) 987
2,200,000 BDS Ltd. 2020-FL5 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.264%), 1.31%, 2/16/37 (a)(b) 2,197
2,350,000 BDS Ltd. 2020-FL5 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.464%), 1.51%, 2/16/37 (a)(b) 2,341
2,100,000 BDS Ltd. 2020-FL5 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.914%), 1.96%, 2/16/37 (a)(b) 2,089
1,900,000 Benefit Street Partners CLO XVII Ltd. 2019-
17A 144A, (3 mo. LIBOR USD + 3.350%),
3.59%, 7/15/32 (a)(b) 1,906
450,000 Blackrock European CLO III Designated Activity
Co. 3A 144A, (3 mo. EURIBOR + 0.880%),
0.88%, 7/19/35 EUR (a)(b)(c) 504
1,300,000 Blackrock European CLO V DAC 5X, (3 mo.
EURIBOR + 1.100%), 1.10%, 7/16/31 EUR (b)
(c)(d) 1,451
3,300,000 Bosphorus CLO V DAC 5A 144A, (3 mo.
EURIBOR + 1.010%), 1.01%, 12/12/32
EUR (a)(b)(c) 3,702
3,300,000 Bridgepoint CLO 2 DAC 2A 144A, (3 mo.
EURIBOR + 0.900%), 0.90%, 4/15/35 EUR (a)
(b)(c) 3,696
1,400,000 Bridgepoint CLO 3 DAC 3A 144A, (3 mo.
EURIBOR + 3.400%), 3.40%, 1/15/36 EUR (a)
(b)(c) 1,574
Principal
or Shares Security Description
Value
(000)
950,000 Bridgepoint CLO 3 DAC 3A 144A, (3 mo.
EURIBOR + 6.240%), 6.24%, 1/15/36 EUR (a)
(b)(c) $ 1,057
600,000 BSPRT Issuer Ltd. 2018-FL4 144A, (1 mo.
LIBOR USD + 1.300%), 1.40%, 9/15/35 (a)(b) 600
450,000 BSPRT Issuer Ltd. 2018-FL4 144A, (1 mo.
LIBOR USD + 1.600%), 1.70%, 9/15/35 (a)(b) 451
400,000 BSPRT Issuer Ltd. 2018-FL4 144A, (1 mo.
LIBOR USD + 2.100%), 2.20%, 9/15/35 (a)(b) 401
350,000 BSPRT Issuer Ltd. 2018-FL4 144A, (1 mo.
LIBOR USD + 2.750%), 2.85%, 9/15/35 (a)(b) 351
1,450,000 Cabinteely Park CLO DAC 1A 144A, (3 mo.
EURIBOR + 3.350%), 3.35%, 8/15/34 EUR (a)
(b)(c) 1,628
1,925,000 Carlyle CLO Ltd. C17A 144A, (3 mo. LIBOR
USD + 2.800%), 3.10%, 4/30/31 (a)(b) 1,917
171,273 Carlyle Global Market Strategies Euro CLO DAC
2015-2A 144A, (3 mo. EURIBOR + 0.730%),
0.73%, 9/21/29 EUR (a)(b)(c) 192
2,800,000 Carlyle Global Market Strategies Euro CLO DAC
2015-2A 144A, (3 mo. EURIBOR + 0.940%)–,
11/10/35 EUR (a)(b)(c)(e) 3,146
1,050,000 Carlyle U.S. CLO Ltd. 2019-3A 144A, (3 mo.
LIBOR USD + 6.750%), 6.85%, 10/20/32 (a)(b) 1,047
1,700,000 Carlyle U.S. CLO Ltd. 2021-11A 144A, (3 mo.
LIBOR USD + 6.400%), 6.65%, 1/25/33 (a)(b) 1,685
1,579,591 CARS-DB4 LP 2020-1A 144A, 2.69%,
2/15/50 (a) 1,586
1,196,250 CARS-DB4 LP 2020-1A 144A, 3.19%,
2/15/50 (a) 1,207
2,800,000 CARS-DB4 LP 2020-1A 144A, 4.17%,
2/15/50 (a) 2,850
1,000,000 CARS-DB4 LP 2020-1A 144A, 4.52%,
2/15/50 (a) 1,019
970,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (a) 986
800,000 Cedar Funding X CLO Ltd. 2019-10A 144A,
(3 mo. LIBOR USD + 6.500%), 6.75%,
10/20/32 (a)(b) 793
2,050,000 CIFC European Funding CLO IV DAC 4A
144A, (3 mo. EURIBOR + 1.500%), 1.50%,
8/18/35 EUR (a)(b)(c) 2,291
350,000 CIFC Funding  Ltd. 2013-3RA 144A, (3 mo.
LIBOR USD + 2.900%), 3.16%, 4/24/31 (a)(b) 349
3,543,336 CLI Funding VIII LLC 2021-1A 144A, 1.64%,
2/18/46 (a) 3,420
999,402 CLI Funding VIII LLC 2021-1A 144A, 2.38%,
2/18/46 (a) 972
2,400,000 CLI Funding VIII LLC 2022-1A 144A, 2.72%,
1/18/47 (a) 2,420
579,331 CoreVest American Finance Trust 2018-2 144A,
4.03%, 11/15/52 (a) 596
300,000 CVC Cordatus Loan Fund III DAC 3A 144A,
(3 mo. EURIBOR + 2.550%), 2.55%, 8/15/32
EUR (a)(b)(c) 328
965,000 DataBank Issuer 2021-1A 144A, 2.06%,
2/27/51 (a) 934
2,395,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 1.76%, 4/15/49 (a) 2,273
1,150,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 2.36%, 4/15/49 (a) 1,118
1,700,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 3.48%, 4/15/49 (a) 1,670

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,000,000 Diamond Issuer 2021-1A 144A, 3.79%,
11/20/51 (a) $ 1,967
1,786,500 Domino's Pizza Master Issuer LLC 2021-1A
144A, 2.66%, 4/25/51 (a) 1,773
2,580,500 Domino's Pizza Master Issuer LLC 2021-1A
144A, 3.15%, 4/25/51 (a) 2,605
3,700,000 Drive Auto Receivables Trust 2019-2, 3.69%,
8/17/26  3,781
1,000,000 Drive Auto Receivables Trust 2019-3, 3.18%,
10/15/26  1,021
2,019,250 Driven Brands Funding  LLC 2020-1A 144A,
3.79%, 7/20/50 (a) 2,076
1,067,000 Driven Brands Funding LLC 2019-1A 144A,
4.64%, 4/20/49 (a) 1,117
1,930,500 Driven Brands Funding LLC 2020-2A 144A,
3.24%, 1/20/51 (a) 1,928
2,200,000 Dryden 33 Senior Loan Fund 2014-33A 144A, (3
mo. LIBOR USD + 3.650%), 3.89%, 4/15/29 (a)
(b) 2,201
4,150,000 Dryden 36 Senior Loan Fund 2014-36A 144A, (3
mo. LIBOR USD + 1.450%), 1.69%, 4/15/29 (a)
(b) 4,182
649,787 Dryden 39 Euro CLO DAC 2015-39A 144A, (3
mo. EURIBOR + 0.870%), 0.87%, 10/15/31
EUR (a)(b)(c) 729
2,900,000 Dryden 49 Senior Loan Fund 2017-49A 144A, (3
mo. LIBOR USD + 0.950%), 1.19%, 7/18/30 (a)
(b) 2,900
945,000 First Investors Auto Owner Trust 2019-1A
144A, 3.55%, 4/15/25 (a) 963
2,000,000 First Investors Auto Owner Trust 2019-2A
144A, 2.80%, 12/15/25 (a) 2,030
2,700,000 Flagship Credit Auto Trust 2021-3 144A,
3.32%, 12/15/28 (a) 2,628
1,200,000 Galaxy XXVI CLO Ltd. 2018-26A 144A, (3 mo.
LIBOR USD + 5.850%), 6.01%, 11/22/31 (a)(b) 1,176
231,005 GPMT Ltd. 2019-FL2 144A, (1 mo. LIBOR
USD + 1.300%), 1.41%, 2/22/36 (a)(b) 232
600,000 GPMT Ltd. 2019-FL2 144A, (1 mo. LIBOR
USD + 1.600%), 1.71%, 2/22/36 (a)(b) 600
800,000 GPMT Ltd. 2019-FL2 144A, (1 mo. LIBOR
USD + 1.900%), 2.01%, 2/22/36 (a)(b) 801
366,020 Grand Avenue CRE 2019-FL1 144A, (1 mo.
LIBOR USD + 1.500%), 1.61%, 6/15/37 (a)(b) 367
2,300,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 2.400%), 2.50%, 9/15/37 (a)
(b) 2,285
2,000,000 Greystone CRE Notes Ltd. 2019-FL2 144A, (1
mo. LIBOR USD + 2.750%), 2.85%, 9/15/37 (a)
(b) 2,003
1,000,000 Grippen Park CLO Ltd. 2017-1A 144A, (3 mo.
LIBOR USD + 1.650%), 1.90%, 1/20/30 (a)(b) 1,000
414,573 Halcyon Loan Advisors Funding Ltd. 2015-2A
144A, (3 mo. LIBOR USD + 1.650%), 1.91%,
7/25/27 (a)(b) 415
2,300,000 Henley CLO I DAC 1A 144A, (3 mo. EURIBOR
+ 0.950%), 0.95%, 7/25/34 EUR (a)(b)(c) 2,585
1,300,000 Henley CLO I DAC 1A 144A, (3 mo. EURIBOR
+ 1.650%), 1.65%, 7/25/34 EUR (a)(b)(c) 1,462
2,400,000 ICG U.S. CLO Ltd. 2015-2RA 144A, (3 mo.
LIBOR USD + 1.370%), 1.61%, 1/16/33 (a)(b) 2,402
Principal
or Shares Security Description
Value
(000)
146,508 Invitation Homes Trust 2018-SFR3 144A, (1
mo. LIBOR USD + 1.000%), 1.11%, 7/17/37 (a)
(b) $ 147
3,891,029 ITE Rail Fund Levered LP 2021-3A 144A,
2.21%, 6/28/51 (a) 3,835
1,951,747 JPMorgan Chase Bank N.A.-CACLN 2021-1
144A, 28.35%, 9/25/28 (a) 2,147
1,322,361 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 2.28%, 12/26/28 (a) 1,314
1,500,000 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 8.48%, 12/26/28 (a) 1,471
1,500,000 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 9.81%, 2/26/29 (a) 1,470
572,090 LCM XVIII LP 19A 144A, (3 mo. LIBOR USD
+ 1.240%), 1.48%, 7/15/27 (a)(b) 572
950,000 LCM XVIII LP 19A 144A, (3 mo. LIBOR USD
+ 1.750%), 1.99%, 7/15/27 (a)(b) 951
800,000 LMREC Inc. 2019-CRE3 144A, (1 mo. LIBOR
USD + 1.400%), 1.51%, 12/22/35 (a)(b) 801
251,183 LoanCore Issuer Ltd. 2018-CRE1 144A, (1 mo.
LIBOR USD + 1.130%), 1.24%, 5/15/28 (a)(b) 251
1,300,000 LoanCore Issuer Ltd. 2019-CRE2 144A, (1 mo.
LIBOR USD + 1.500%), 1.61%, 5/15/36 (a)(b) 1,296
2,300,000 LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo.
LIBOR USD + 3.750%), 3.85%, 7/15/36 (a)(b) 2,297
739,685 Madison Park Funding XIII Ltd. 2014-13A
144A, (3 mo. LIBOR USD + 0.950%), 1.20%,
4/19/30 (a)(b) 739
1,340,000 Madison Park Funding XIII Ltd. 2014-13A
144A, (3 mo. LIBOR USD + 2.850%), 3.10%,
4/19/30 (a)(b) 1,337
2,200,000 Madison Park Funding XXXIII Ltd. 2019-33A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.800%), 1.96%, 10/15/32 (a)(b) 2,200
3,087,785 Magnetite VII Ltd. 2012-7A 144A, (3 mo.
LIBOR USD + 0.800%), 1.04%, 1/15/28 (a)(b) 3,093
3,500,000 Neuberger Berman Loan Advisers CLO 24
Ltd. 2017-24A 144A, (3 mo. LIBOR USD +
1.020%), 1.27%, 4/19/30 (a)(b) 3,499
2,000,000 Neuberger Berman Loan Advisers CLO 37
Ltd. 2020-37A 144A, (3 mo. LIBOR USD +
2.850%), 3.10%, 7/20/31 (a)(b) 1,995
1,000,000 NLY Commercial Mortgage Trust 2019-FL2
144A, (1 mo. LIBOR USD + 1.600%), 1.71%,
2/15/36 (a)(b) 993
2,700,000 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 3.39%, 11/20/50 (a) 2,739
1,900,000 Oak Street Investment Grade Net Lease Fund
Series 2021-1A 144A, 2.80%, 1/20/51 (a) 1,870
2,100,000 Ocean Trails CLO VII 2019-7A 144A, (3 mo.
LIBOR USD + 1.010%), 1.25%, 4/17/30 (a)(b) 2,100
2,350,000 OCP CLO Ltd. 2013-4A 144A, (3 mo. LIBOR
USD + 1.450%), 1.71%, 4/24/29 (a)(b) 2,347
2,200,000 OCP CLO Ltd. 2017-13A 144A, (3 mo. LIBOR
USD + 3.100%), 3.34%, 7/15/30 (a)(b) 2,205
400,000 OCP CLO Ltd. 2014-5A 144A, (3 mo. LIBOR
USD + 2.900%), 3.17%, 4/26/31 (a)(b) 394
2,000,000 OCP CLO Ltd. 2019-17A 144A, (3 mo. LIBOR
USD + 6.500%), 6.75%, 7/20/32 (a)(b) 1,985
1,250,000 OCP CLO Ltd. 2020-19A 144A, (3 mo. LIBOR
USD + 6.500%), 6.75%, 10/20/34 (a)(b) 1,238
1,100,000 OneMain Financial Issuance Trust 2019-1A
144A, 4.22%, 2/14/31 (a) 1,100

Principal
or Shares Security Description
Value
(000)
1,884,968 OZLM VII Ltd. 2014-7RA 144A, (3 mo. LIBOR
USD + 1.010%), 1.25%, 7/17/29 (a)(b) $ 1,886
2,200,000 Palmer Square European CLO DAC 2022-1A
144A, (3 mo. EURIBOR + 3.300%), 3.30%,
1/21/35 EUR (a)(b)(c) 2,484
2,250,000 Palmer Square Loan Funding Ltd. 2020-1A
144A, (3 mo. LIBOR USD + 1.350%), 1.51%,
2/20/28 (a)(b) 2,252
2,900,000 Palmer Square Loan Funding Ltd. 2020-1A
144A, (3 mo. LIBOR USD + 2.500%), 2.66%,
2/20/28 (a)(b) 2,910
735,300 Planet Fitness Master Issuer LLC 2018-1A 144A,
4.26%, 9/05/48 (a) 738
1,935,000 Planet Fitness Master Issuer LLC 2018-1A 144A,
4.67%, 9/05/48 (a) 1,970
1,250,000 Progress Residential Trust 2019-SFR2 144A,
3.79%, 5/17/36 (a) 1,248
2,350,000 Progress Residential Trust 2019-SFR4 144A,
2.94%, 10/17/36 (a) 2,351
1,800,000 Providus CLO IV DAC 4A 144A, (3 mo.
EURIBOR + 0.820%), 0.82%, 4/20/34 EUR (a)
(b)(c) 2,017
900,000 Regatta XXI Funding Ltd. 2021-3A 144A,
(3 mo. LIBOR USD + 6.750%), 6.88%,
10/20/34 (a)(b) 888
1,200,000 Santander Drive Auto Receivables Trust 2019-2,
3.22%, 7/15/25  1,220
1,800,000 Sculptor CLO XXV Ltd. 25A 144A, (3 mo.
LIBOR USD + 1.900%), 2.14%, 1/15/31 (a)(b) 1,802
242,922 Shackleton CLO Ltd. 2015-8A 144A, (3 mo.
LIBOR USD + 0.920%), 1.17%, 10/20/27 (a)(b) 243
2,200,000 Sound Point Euro CLO III Funding DAC 3X,
(3 mo. EURIBOR + 0.950%), 0.95%, 4/15/33
EUR (b)(c)(d) 2,473
1,800,000 St Pauls CLO II DAC 2A 144A, (3 mo.
EURIBOR + 3.700%), 3.70%, 10/25/35
EUR (a)(b)(c) 2,032
2,950,000 St Paul's CLO IX DAC 9X, (3 mo. EURIBOR +
0.820%), 0.82%, 11/15/30 EUR (b)(c)(d) 3,314
3,450,000 St Paul's CLO XII DAC 12A 144A, (3 mo.
EURIBOR + 0.920%), 0.92%, 4/15/33 EUR (a)
(b)(c) 3,878
2,400,000 Stack Infrastructure Issuer LLC 2020-1A 144A,
1.89%, 8/25/45 (a) 2,336
3,500,000 Stack Infrastructure Issuer LLC 2021-1A 144A,
1.88%, 3/26/46 (a) 3,389
1,700,000 STWD Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.194%),
1.25%, 7/15/38 (a)(b) 1,698
734,523 Symphony CLO XIV Ltd. 2014-14A 144A, (3
mo. LIBOR USD + 0.950%), 1.19%, 7/14/26 (a)
(b) 735
1,090,666 Symphony CLO XVII Ltd. 2016-17A 144A, (3
mo. LIBOR USD + 0.880%), 1.12%, 4/15/28 (a)
(b) 1,091
500,000 Symphony CLO XVII Ltd. 2016-17X, (3 mo.
LIBOR USD + 2.650%), 2.89%, 4/15/28 (b)(d) 501
450,000 Symphony CLO XVII Ltd. 2016-17A 144A, (3
mo. LIBOR USD + 2.650%), 2.89%, 4/15/28 (a)
(b) 451
1,050,000 Symphony CLO XXIII Ltd. 2020-23A 144A, (3
mo. LIBOR USD + 6.150%), 6.39%, 1/15/34 (a)
(b) 1,050
Principal
or Shares Security Description
Value
(000)
1,000,000 Symphony CLO XXIX Ltd. 2021-29A 144A, (3
mo. LIBOR USD + 6.250%), 6.49%, 1/15/34 (a)
(b) $ 995
2,769,500 Taco Bell Funding LLC 2016-1A 144A, 4.97%,
5/25/46 (a) 2,888
4,170,000 Textainer Marine Containers VII Ltd. 2021-1A
144A, 1.68%, 2/20/46 (a) 4,010
2,000,000 THL Credit Wind River CLO Ltd. 2019-3A
144A, (3 mo. LIBOR USD + 3.500%), 3.74%,
4/15/31 (a)(b) 2,006
613,614 TPG Real Estate Finance Issuer Ltd. 2018-FL2
144A, (1 mo. LIBOR USD + 1.130%), 1.23%,
11/15/37 (a)(b) 614
250,000 TPG Real Estate Finance Issuer Ltd. 2018-FL2
144A, (1 mo. LIBOR USD + 2.300%), 2.40%,
11/15/37 (a)(b) 250
2,255,918 Trinity Rail Leasing LLC 2021-1A 144A, 2.26%,
7/19/51 (a) 2,218
950,000 Trinity Rail Leasing LLC 2021-1A 144A, 3.08%,
7/19/51 (a) 925
3,367,506 TRP LLC 2021-1 144A, 2.07%, 6/19/51 (a) 3,283
644,432 Tryon Park CLO Ltd. 2013-1A 144A, (3 mo.
LIBOR USD + 0.890%), 1.13%, 4/15/29 (a)(b) 644
2,400,000 Vantage Data Centers LLC 2020-1A 144A,
1.65%, 9/15/45 (a) 2,320
3,500,000 VB-S1 Issuer LLC 2020-1A 144A, 3.03%,
6/15/50 (a) 3,547
572,307 Venture XVII CLO Ltd. 2014-17A 144A, (3 mo.
LIBOR USD + 0.880%), 1.12%, 4/15/27 (a)(b) 572
2,750,000 Vibrant CLO VII Ltd. 2017-7A 144A, (3 mo.
LIBOR USD + 1.040%), 1.29%, 9/15/30 (a)(b) 2,750
2,800,000 Voya CLO Ltd. 2019-1A 144A, (3 mo. LIBOR
USD + 1.060%), 1.30%, 4/15/31 (a)(b) 2,800
2,000,000 Voya Euro CLO V DAC 5A 144A, (3 mo.
EURIBOR + 2.150%), 2.15%, 4/15/35 EUR (a)
(b)(c) 2,242
1,240,160 Wendy's Funding LLC 2019-1A 144A, 3.78%,
6/15/49 (a) 1,287
3,084,500 Wendy's Funding LLC 2021-1A 144A, 2.37%,
6/15/51 (a) 2,973
244,532 Westlake Automobile Receivables Trust 2018-
3A 144A, 4.00%, 10/16/23 (a) 246
4,284,107 Westlake Automobile Receivables Trust 2019-
1A 144A, 3.67%, 3/15/24 (a) 4,324
3,400,000 Westlake Automobile Receivables Trust 2019-
3A 144A, 2.72%, 11/15/24 (a) 3,448
3,800,000 Westlake Automobile Receivables Trust 2021-
1A 144A, 2.33%, 8/17/26 (a) 3,722
5,000,000 Westlake Automobile Receivables Trust 2021-
2A 144A, 2.38%, 3/15/27 (a) 4,869
2,686,500 Wingstop Funding LLC 2020-1A 144A, 2.84%,
12/05/50 (a) 2,666
2,493,750 Zaxby's Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 2,483
Total Asset Backed (Cost - $278,836)
276,264
Bank Loans(f) (4%
)
1,347,500 Avast Software sro Term Loan B 1L, (3 mo.
EURIBOR + 2.000%), 2.00%, 3/22/28 EUR (c) 1,516
649,310 Axalta Coating Systems U.S. Holdings Inc. Term
Loan B3 1L, (LIBOR USD 3-Month + 1.750%),
1.97%, 6/01/24  648
1,430,000 Bally's Corp. Term Loan B 1L, (LIBOR USD
6-Month + 3.250%), 3.75%, 10/01/28  1,431

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,079,541 Beacon Roofing Supply Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 2.250%), 2.36%,
5/19/28  $ 1,076
1,039,899 Charter Communications Operating LLC Term
Loan B2 1L, (LIBOR USD 1-Month + 1.750%),
1.86%, 2/01/27  1,031
2,000,000 Coral U.S. Co-Borrower LLC Term Loan B6
1L, (LIBOR USD 1-Month + 3.000%), 3.11%,
10/01/29  1,993
1,325,000 Crocs Inc. Term Loan B 1L, (LIBOR USD
1-Month + 3.500%), 4.00%, 1/27/29  1,318
2,052,750 DirectV Financing LLC Term Loan 1L, (LIBOR
USD 3-Month + 5.000%), 5.75%, 8/02/27  2,058
2,083,846 Flynn Restaurant Group LP Term Loan B 1L,
(LIBOR USD 1-Month + 4.250%), 4.75%,
11/23/28  2,090
900,000 Froneri Lux Finco Sarl Term Loan B 1L, (6 mo.
EURIBOR + 2.375%), 2.38%, 1/31/27 EUR (c) 991
2,192,722 Graham Packaging Co. Inc. Term Loan 1L,
(LIBOR USD 1-Month + 3.000%), 3.75%,
8/04/27  2,189
1,600,000 Gray Television Inc. Term Loan D 1L, (LIBOR
USD 3-Month + 3.000%), 3.10%, 12/01/28  1,599
2,596,000 Hilton Worldwide Finance LLC Term Loan B2
1L, (LIBOR USD 1-Month + 1.750%), 1.86%,
6/21/26  2,577
1,161,542 ICON Luxembourg Sarl Term Loan B 1L,
(LIBOR USD 1-Month + 2.250%), 2.75%,
7/01/28  1,161
2,487,437 Jane Street Group LLC Term Loan B 1L, (LIBOR
USD 1-Month + 2.750%), 2.86%, 1/26/28  2,461
2,729,375 Klockner Pentaplast of America Inc. Term
Loan B 1L, (LIBOR USD 6-Month + 4.750%),
5.25%, 2/09/26 2,719
1,218,875 Madison Iaq LLC Term Loan 1L, (LIBOR USD
6-Month + 3.250%), 3.75%, 6/21/28  1,216
2,350,000 MIC Glen LLC Term Loan 1L, (LIBOR USD
3-Month + 3.500%), 4.00%, 7/21/28  2,349
1,100,000 Mozart Borrower LP Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 3.75%, 10/21/28  1,097
517,647 Padagis LLC Term Loan B 1L, (LIBOR USD
1-Month + 4.750%), 5.25%, 7/06/28  517
289,399 PRA Health Sciences Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 2.250%), 2.75%,
7/01/28  289
1,073,415 Standard Industries Inc. Term Loan B 1L,
(LIBOR USD 3-Month + 2.500%), 3.00%,
9/22/28 1,076
1,700,000 U.S. Foods Inc. Term Loan B 1L, (LIBOR USD
1-Month + 2.750%), 2.86%, 11/22/28  1,699
2,543,292 United Natural Foods Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 3.250%), 3.36%,
10/22/25  2,547
2,500,000 Whatabrands LLC Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 3.75%, 8/03/28 2,497
1,701,633 Wyndham Hotels & Resorts Inc. Term Loan B
1L, (LIBOR USD 1-Month + 1.750%), 1.86%,
5/30/25  1,688
Total Bank Loans (Cost - $41,915)
41,833
Corporate Bond (20%
)
4,000,000 1MDB Global Investments Ltd. , 4.40%,
3/09/23 (d) 4,005
Principal
or Shares Security Description
Value
(000)
450,000 AA Bond Co. Ltd. 144A, 6.50%, 1/31/26
GBP (a)(c) $ 613
1,900,000 ADLER Group SA , 1.88%, 1/14/26 EUR (c)(d) 1,730
2,900,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.25%,
3/15/26 (a) 2,816
1,325,000 Albion Financing 1 Sarl/Aggreko Holdings Inc. ,
5.25%, 10/15/26 EUR (c)(d) 1,465
1,200,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A, 6.13%, 10/15/26 (a) 1,199
1,900,000 Ameren Corp. , 1.95%, 3/15/27  1,870
1,900,000 American Tower Corp. , 1.45%, 9/15/26  1,828
1,400,000 Arko Corp. 144A, 5.13%, 11/15/29 (a) 1,334
1,500,000 AT&T Inc. , 2.30%, 6/01/27  1,489
1,700,000 Avient Corp. 144A, 5.75%, 5/15/25 (a) 1,754
1,200,000 Bank Leumi Le-Israel BM 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.631%), 3.28%, 1/29/31 (a)(b)(d) 1,183
3,300,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.650%), 1.53%, 12/06/25 (b) 3,248
1,450,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 0.960%), 1.73%, 7/22/27 (b) 1,407
2,550,000 Bank of America Corp. , (3 mo. EURIBOR +
0.760%), 0.58%, 8/24/28 EUR (b)(c)(d) 2,806
600,000 Bellis Acquisition Co. PLC 144A, 3.25%,
2/16/26 GBP (a)(c) 749
1,600,000 Blackstone Private Credit Fund 144A, 1.75%,
9/15/24 (a) 1,557
2,000,000 Blackstone Secured Lending Fund , 3.65%,
7/14/23  2,047
1,600,000 BRF GmbH , 4.35%, 9/29/26 (d) 1,603
1,400,000 Caesars Entertainment Inc. 144A, 6.25%,
7/01/25 (a) 1,451
1,100,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 4.25%, 1/15/34 (a) 1,020
1,500,000 CDW LLC/CDW Finance Corp. , 2.67%,
12/01/26  1,486
1,400,000 Cemex SAB de CV , 7.38%, 6/05/27 (d) 1,529
2,400,000 Cemex SAB de CV , 3.88%, 7/11/31 (d) 2,279
1,000,000 Centene Corp. , 3.38%, 2/15/30  983
1,500,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 1,524
2,100,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 2.25%,
1/15/29  1,980
1,000,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a) 937
2,800,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.694%), 2.01%, 1/25/26 (b) 2,797
2,500,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 0.770%), 1.46%, 6/09/27 (b) 2,401
1,500,000 Cobra AcquisitionCo LLC 144A, 6.38%,
11/01/29 (a) 1,463
1,110,000 Crescent Energy Finance LLC 144A, 7.25%,
5/01/26 (a) 1,141
3,650,000 DAE Funding LLC 144A, 1.55%, 8/01/24 (a) 3,558
1,900,000 Deutsche Bank AG , (U.S. Secured Overnight
Financing Rate + 1.219%), 2.31%, 11/16/27 (b) 1,847
1,800,000 DISH DBS Corp. 144A, 5.25%, 12/01/26 (a) 1,749
1,250,000 doValue SpA 144A, 3.38%, 7/31/26 EUR (a)(c) 1,403
3,700,000 Ecopetrol SA , 4.13%, 1/16/25  3,714
1,700,000 EIG Pearl Holdings Sarl 144A, 3.55%,
8/31/36 (a) 1,698

Principal
or Shares Security Description
Value
(000)
900,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(d) $ 886
1,400,000 Energean Israel Finance Ltd. 144A, 5.38%,
3/30/28 (a)(d) 1,368
1,700,000 Equinix Inc. , 1.45%, 5/15/26  1,641
1,225,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 4.63%,
1/15/29 (a) 1,196
1,550,000 First Abu Dhabi Bank PJSC , 0.88%, 12/09/25
GBP (c)(d) 2,007
1,100,000 FMG Resources August 2006 Pty Ltd. 144A,
5.13%, 5/15/24 (a) 1,140
1,275,000 Freeport-McMoRan Inc. , 4.38%, 8/01/28  1,317
1,300,000 Frontier Communications Holdings LLC 144A,
6.00%, 1/15/30 (a) 1,257
2,000,000 FS KKR Capital Corp. , 1.65%, 10/12/24  1,942
1,600,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 1,647
900,000 General Motors Co. , 5.40%, 10/02/23  954
1,000,000 General Motors Co. , 6.13%, 10/01/25  1,128
1,950,000 General Motors Financial Co. Inc. , 2.90%,
2/26/25  1,989
2,500,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.913%), 1.95%,
10/21/27 (b) 2,435
2,400,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.114%), 2.64%,
2/24/28 (b) 2,406
1,500,000 Golub Capital BDC Inc. , 3.38%, 4/15/24  1,525
1,200,000 Grifols Escrow Issuer SA 144A, 3.88%, 10/15/28
EUR (a)(c) 1,309
1,725,000 Heathrow Funding Ltd. , 1.50%, 10/12/25
EUR (c)(d) 1,996
865,000 Hyatt Hotels Corp. , 1.30%, 10/01/23  858
1,100,000 Hyatt Hotels Corp. , 1.80%, 10/01/24  1,093
1,400,000 Hyundai Capital America 144A, 2.00%,
6/15/28 (a) 1,324
2,600,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(d) 2,596
3,000,000 IRB Holding Corp. 144A, 7.00%, 6/15/25 (a) 3,131
2,900,000 JBS USA Food Co. , 5.75%, 1/15/28 (d) 3,026
320,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC 144A, 4.75%, 6/01/27 (a) 327
1,100,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a) 1,075
2,400,000 LA Construccion SA 144A, 4.75%, 2/07/32 (a) 2,353
1,900,000 Lundin Energy Finance BV 144A, 2.00%,
7/15/26 (a) 1,863
2,100,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 0.995%), 1.94%,
4/14/28 (a)(b) 2,026
1,150,000 Madison IAQ LLC 144A, 4.13%, 6/30/28 (a) 1,097
830,000 MercadoLibre Inc. , 2.38%, 1/14/26  779
1,500,000 Meritage Homes Corp. 144A, 3.88%, 4/15/29 (a) 1,512
2,000,000 Minejesa Capital BV , 4.63%, 8/10/30 (d) 1,971
1,280,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.750%), 1.54%, 7/20/27 (b) 1,232
1,700,000 Mizrahi Tefahot Bank Ltd. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.250%), 3.08%, 4/07/31 (a)(b)(d) 1,666
2,100,000 Mizuho Financial Group Inc. , (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.670%), 1.23%, 5/22/27 (b) 1,997
2,100,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.879%), 1.59%, 5/04/27 (b) 2,029
Principal
or Shares Security Description
Value
(000)
2,600,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.858%), 1.51%, 7/20/27 (b) $ 2,496
2,300,000 Morgan Stanley , (3 mo. EURIBOR + 0.698%),
0.41%, 10/29/27 EUR (b)(c) 2,528
1,150,000 MPT Operating Partnership LP/MPT Finance
Corp. , 2.50%, 3/24/26 GBP (c) 1,521
2,400,000 Murphy Oil Corp. , 5.88%, 12/01/27  2,439
1,050,000 National Fuel Gas Co. , 5.50%, 1/15/26  1,152
500,000 NBM U.S. Holdings Inc. , 7.00%, 5/14/26 (d) 522
1,550,000 Neinor Homes SA 144A, 4.50%, 10/15/26
EUR (a)(c) 1,764
1,300,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 1,321
2,200,000 Open Text Corp. 144A, 3.88%, 12/01/29 (a) 2,117
3,200,000 Orbia Advance Corp. SAB de CV 144A, 1.88%,
5/11/26 (a) 3,085
900,000 Owl Rock Capital Corp. , 3.40%, 7/15/26  897
2,800,000 PDC Energy Inc. , 5.75%, 5/15/26  2,853
1,400,000 Penn Virginia Holdings LLC 144A, 9.25%,
8/15/26 (a) 1,437
1,800,000 Penske Automotive Group Inc. , 3.75%, 6/15/29  1,697
1,800,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 1.20%, 11/15/25 (a) 1,729
2,600,000 Pershing Square Holdings Ltd. 144A, 1.38%,
10/01/27 EUR (a)(c) 2,831
1,150,000 Petrobras Global Finance BV , 6.25%, 3/17/24  1,241
2,050,000 Petrobras Global Finance BV , 5.30%, 1/27/25  2,186
900,000 Petroleos Mexicanos , 5.13%, 3/15/23 EUR (c)(d) 1,051
1,500,000 Petroleos Mexicanos , (3 mo. EURIBOR +
2.400%), 1.84%, 8/24/23 EUR (b)(c)(d) 1,679
1,895,000 Petroleos Mexicanos 144A, 6.70%, 2/16/32 (a) 1,879
1,600,000 PRA Group Inc. 144A, 5.00%, 10/01/29 (a) 1,582
1,100,000 Public Storage , 1.95%, 11/09/28  1,067
2,100,000 RLJ Lodging Trust LP 144A, 3.75%, 7/01/26 (a) 2,041
1,500,000 Royalty Pharma PLC , 1.75%, 9/02/27  1,429
4,000,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (a) 3,884
2,300,000 SBB Treasury Oyj , 0.75%, 12/14/28 EUR (c)(d) 2,408
2,000,000 Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (a) 2,045
1,300,000 Southwestern Energy Co. , 5.38%, 3/15/30  1,334
970,000 Southwestern Energy Co. , 4.75%, 2/01/32  970
2,500,000 Stellantis Finance U.S. Inc. 144A, 1.71%,
1/29/27 (a) 2,408
1,500,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 1,490
1,000,000 Tapestry Inc. , 3.05%, 3/15/32  966
2,000,000 Telefonica Moviles Chile SA 144A, 3.54%,
11/18/31 (a) 1,923
606,000 Tenet Healthcare Corp. , 4.63%, 7/15/24  609
1,000,000 T-Mobile USA Inc. 144A, 2.40%, 3/15/29 (a) 969
3,000,000 Transnet SOC Ltd. , 4.00%, 7/26/22 (d) 2,992
2,390,000 U.S. Foods Inc. 144A, 6.25%, 4/15/25 (a) 2,474
805,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 855
1,405,000 Venture Global Calcasieu Pass LLC 144A,
3.88%, 11/01/33 (a) 1,393
1,800,000 Viterra Finance BV , 0.38%, 9/24/25 EUR (c)(d) 1,993
2,600,000 XP Inc. 144A, 3.25%, 7/01/26 (a) 2,454
Total Corporate Bond (Cost - $210,596)
205,472
Foreign Government (7%
)
2,100,000 Brazilian Government International Bond ,
4.50%, 5/30/29  2,096
1,900,000 Colombia Government International Bond ,
3.88%, 3/22/26 EUR (c) 2,292

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
2,000,000 Colombia Government International Bond ,
3.13%, 4/15/31  $ 1,721
1,000,000 Corp. Financiera de Desarrollo SA 144A, 2.40%,
9/28/27 (a) 960
850,000 Dominican Republic International Bond , 6.60%,
1/28/24 (d) 917
1,900,000 Dominican Republic International Bond , 6.00%,
7/19/28 (d) 2,076
680,000 Dominican Republic International Bond 144A,
4.88%, 9/23/32 (a) 669
1,000,000 Dominican Republic International Bond , 4.88%,
9/23/32 (d) 984
2,100,000 Egypt Government International Bond , 3.88%,
2/16/26 (d) 1,927
2,600,000 Egypt Government International Bond , 7.50%,
1/31/27 (d) 2,636
2,500,000 Export-Import Bank of India , 3.88%, 3/12/24 (d) 2,590
2,400,000 Fondo MIVIVIENDA SA , 3.50%, 1/31/23 (d) 2,435
1,400,000 Georgia Government International Bond 144A,
2.75%, 4/22/26 (a) 1,366
1,910,000 Guatemala Government Bond , 5.75%,
6/06/22 (d) 1,924
1,711,000 Guatemala Government Bond 144A, 5.75%,
6/06/22 (a) 1,724
1,985,000 Guatemala Government Bond , 4.50%,
5/03/26 (d) 2,053
280,000 Guatemala Government Bond , 4.90%,
6/01/30 (d) 293
1,050,000 Guatemala Government Bond 144A, 3.70%,
10/07/33 (a) 998
3,900,000 Ivory Coast Government International Bond ,
6.38%, 3/03/28 (d) 4,185
1,580,000 Mongolia Government International Bond 144A,
5.63%, 5/01/23 (a) 1,620
1,000,000 Mongolia Government International Bond 144A,
5.13%, 4/07/26 (a) 1,017
700,000 Mongolia Government International Bond ,
5.13%, 4/07/26 (d) 712
1,980,000 Mongolia Government International Bond 144A,
3.50%, 7/07/27 (a) 1,858
520,000 Morocco Government International Bond ,
2.38%, 12/15/27 (d) 495
900,000 Nigeria Government International Bond , 6.38%,
7/12/23 (d) 939
3,800,000 Nigeria Government International Bond , 7.63%,
11/21/25 (d) 4,102
400,000 Oman Government International Bond , 4.13%,
1/17/23 (d) 407
2,950,000 Oman Government International Bond , 4.75%,
6/15/26 (d) 3,021
3,000,000 Panama Government International Bond , 3.88%,
3/17/28  3,162
900,000 Panama Government International Bond , 2.25%,
9/29/32  826
1,900,000 Paraguay Government International Bond 144A,
3.85%, 6/28/33 (a) 1,909
39,600,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 ZAR (c) 2,380
1,300,000 Republic of Uzbekistan International Bond ,
5.38%, 2/20/29 (d) 1,361
1,380,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 1,290
1,100,000 Romanian Government International Bond ,
3.62%, 5/26/30 EUR (c)(d) 1,288
Principal
or Shares Security Description
Value
(000)
1,300,000 Romanian Government International Bond
144A, 1.75%, 7/13/30 EUR (a)(c) $ 1,332
2,400,000 Senegal Government International Bond , 4.75%,
3/13/28 EUR (c)(d) 2,698
3,250,000 Serbia International Bond 144A, 1.00%, 9/23/28
EUR (a)(c) 3,429
Total Foreign Government (Cost - $70,732)
67,692
Mortgage Backed (31%
)
3,300,000 280 Park Avenue Mortgage Trust 2017-280P
144A, (1 mo. LIBOR USD + 1.537%), 1.64%,
9/15/34 (a)(b) 3,285
1,269,405 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. LIBOR USD + 0.830%), 0.93%,
12/18/37 (a)(b) 1,265
600,000 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. LIBOR USD + 1.750%), 1.85%,
12/18/37 (a)(b) 598
1,000,000 ACRE Commercial Mortgage Ltd. 2021-FL4
144A, (1 mo. LIBOR USD + 2.600%), 2.70%,
12/18/37 (a)(b) 999
1,900,000 BAMLL Commercial Mortgage Securities Trust
2015-200P 144A, 3.60%, 4/14/33 (a)(g) 1,916
1,808,000 BBCMS Mortgage Trust 2018-TALL 144A, (1
mo. LIBOR USD + 0.971%), 1.08%, 3/15/37 (a)
(b) 1,776
350,000 BX Commercial Mortgage Trust 2018-IND
144A, (1 mo. LIBOR USD + 1.800%), 1.91%,
11/15/35 (a)(b) 350
1,995,000 BX Commercial Mortgage Trust 2018-IND
144A, (1 mo. LIBOR USD + 2.050%), 2.16%,
11/15/35 (a)(b) 1,990
3,000,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. LIBOR USD + 2.850%), 2.96%,
9/15/36 (a)(b) 2,979
1,020,000 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 1.800%), 1.91%,
10/15/36 (a)(b) 1,019
2,380,000 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 2.000%), 2.11%,
10/15/36 (a)(b) 2,369
2,550,000 BX Commercial Mortgage Trust 2019-XL
144A, (1 mo. LIBOR USD + 2.300%), 2.41%,
10/15/36 (a)(b) 2,522
4,028,489 BX Commercial Mortgage Trust 2020-BXLP
144A, (1 mo. LIBOR USD + 1.600%), 1.71%,
12/15/36 (a)(b) 4,023
986,569 BX Commercial Mortgage Trust 2020-BXLP
144A, (1 mo. LIBOR USD + 2.000%), 2.11%,
12/15/36 (a)(b) 981
2,129,370 BX Commercial Mortgage Trust 2018-BIOA
144A, (1 mo. LIBOR USD + 1.951%), 2.06%,
3/15/37 (a)(b) 2,120
2,714,012 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. LIBOR USD + 2.100%), 2.21%,
10/15/37 (a)(b) 2,701
1,480,370 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. LIBOR USD + 2.750%), 2.86%,
10/15/37 (a)(b) 1,472
3,300,000 BX Commercial Mortgage Trust 2021-VINO
144A, (1 mo. LIBOR USD + 1.952%), 2.06%,
5/15/38 (a)(b) 3,270

Principal
or Shares Security Description
Value
(000)
2,700,000 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. LIBOR USD + 2.350%), 2.46%,
6/15/38 (a)(b) $ 2,680
3,200,000 BX Commercial Mortgage Trust 2021-XL2
144A, (1 mo. LIBOR USD + 3.890%), 4.00%,
10/15/38 (a)(b) 3,173
2,050,000 BX Trust 2021-LGCY 144A, (1 mo. LIBOR
USD + 3.193%), 3.30%, 10/15/23 (a)(b) 2,035
2,900,000 BX Trust 2018-GW 144A, (1 mo. LIBOR USD
+ 2.420%), 2.53%, 5/15/35 (a)(b) 2,868
3,250,000 BX Trust 2021-ARIA 144A, (1 mo. LIBOR
USD + 2.594%), 2.70%, 10/15/36 (a)(b) 3,231
2,450,000 BXMT Ltd. 2020-FL2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.064%), 2.11%, 2/15/38 (a)(b) 2,438
3,600,000 BXMT Ltd. 2020-FL2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.164%), 2.21%, 2/15/38 (a)(b) 3,510
799,000 CAMB Commercial Mortgage Trust 2019-LIFE
144A, (1 mo. LIBOR USD + 3.250%), 3.36%,
12/15/37 (a)(b) 799
15,498,949 Cantor Commercial Real Estate Lending 2019-
CF1, 1.11%, 5/15/52 (g) 942
2,209,870 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 1.120%), 1.23%,
6/15/34 (a)(b) 2,206
2,581,160 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 1.500%), 1.61%,
6/15/34 (a)(b) 2,558
3,315,798 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.050%), 2.16%,
6/15/34 (a)(b) 3,255
1,588,406 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.350%), 2.46%,
6/15/34 (a)(b) 1,540
1,042,391 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.608%), 2.71%,
6/15/34 (a)(b) 961
1,550,000 CHT Mortgage Trust 2017-CSMO 144A, (1 mo.
LIBOR USD + 1.400%), 1.51%, 11/15/36 (a)(b) 1,551
1,600,000 CHT Mortgage Trust 2017-CSMO 144A, (1 mo.
LIBOR USD + 2.250%), 2.36%, 11/15/36 (a)(b) 1,604
3,919,000 CHT Mortgage Trust 2017-CSMO 144A, (1 mo.
LIBOR USD + 3.000%), 3.11%, 11/15/36 (a)(b) 3,926
2,811,353 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 2.100%), 2.21%, 11/15/37 (a)(b) 2,811
1,965,981 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 2.766%), 2.87%, 11/15/37 (a)(b) 1,967
1,867,682 Cold Storage Trust 2020-ICE5 144A, (1 mo.
LIBOR USD + 3.492%), 3.60%, 11/15/37 (a)(b) 1,855
1,400,000 COMM Mortgage Trust 2015-3BP 144A,
3.24%, 2/10/35 (a)(g) 1,385
3,572,000 Connecticut Avenue Securities Trust 2018-R07
144A, (1 mo. LIBOR USD + 4.350%), 4.46%,
4/25/31 (a)(b) 3,703
5,600,000 Connecticut Avenue Securities Trust 2019-R01
144A, (1 mo. LIBOR USD + 4.350%), 4.46%,
7/25/31 (a)(b) 5,754
2,300,000 Connecticut Avenue Securities Trust 2019-R02
144A, (1 mo. LIBOR USD + 4.150%), 4.26%,
8/25/31 (a)(b) 2,356
Principal
or Shares Security Description
Value
(000)
193,514 Connecticut Avenue Securities Trust 2019-R03
144A, (1 mo. LIBOR USD + 2.150%), 2.26%,
9/25/31 (a)(b) $ 194
2,650,000 Connecticut Avenue Securities Trust 2019-R03
144A, (1 mo. LIBOR USD + 4.100%), 4.21%,
9/25/31 (a)(b) 2,715
2,100,000 Connecticut Avenue Securities Trust 2019-R04
144A, (1 mo. LIBOR USD + 5.250%), 5.36%,
6/25/39 (a)(b) 2,162
957,578 Connecticut Avenue Securities Trust 2019-R06
144A, (1 mo. LIBOR USD + 2.100%), 2.21%,
9/25/39 (a)(b) 959
6,050,000 Connecticut Avenue Securities Trust 2019-R07
144A, (1 mo. LIBOR USD + 3.400%), 3.51%,
10/25/39 (a)(b) 6,066
5,103,288 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 2.26%,
11/25/39 (a)(b) 5,098
942,281 Connecticut Avenue Securities Trust 2020-R02
144A, (1 mo. LIBOR USD + 2.000%), 2.11%,
1/25/40 (a)(b) 947
1,862,262 Connecticut Avenue Securities Trust 2020-R01
144A, (1 mo. LIBOR USD + 2.050%), 2.16%,
1/25/40 (a)(b) 1,871
3,900,000 Connecticut Avenue Securities Trust 2020-R02
144A, (1 mo. LIBOR USD + 3.000%), 3.11%,
1/25/40 (a)(b) 3,920
3,550,000 Connecticut Avenue Securities Trust 2020-R01
144A, (1 mo. LIBOR USD + 3.250%), 3.36%,
1/25/40 (a)(b) 3,536
4,317,411 Connecticut Avenue Securities Trust 2022-
R01 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.000%), 1.05%,
12/25/41 (a)(b) 4,323
2,800,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
2.150%), 2.26%, 5/15/36 (a)(b) 2,802
2,720,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
2.650%), 2.76%, 5/15/36 (a)(b) 2,699
1,100,000 CSMC Trust 2017-MOON 144A, 3.20%,
7/10/34 (a)(g) 1,096
1,736,149 DBGS Mortgage Trust 2018-BIOD 144A, (1
mo. LIBOR USD + 2.000%), 2.11%, 5/15/35 (a)
(b) 1,721
3,106,793 DBGS Mortgage Trust 2018-BIOD 144A, (1
mo. LIBOR USD + 2.500%), 2.61%, 5/15/35 (a)
(b) 3,094
2,882,261 Extended Stay America Trust 2021-ESH
144A, (1 mo. LIBOR USD + 2.850%), 2.96%,
7/15/38 (a)(b) 2,889
2,385,320 Extended Stay America Trust 2021-ESH
144A, (1 mo. LIBOR USD + 3.700%), 3.81%,
7/15/38 (a)(b) 2,393
1,812,159 Fannie Mae Connecticut Avenue Securities 2017-
C03, (1 mo. LIBOR USD + 3.000%), 3.11%,
10/25/29 (b) 1,858
2,457,700 Fannie Mae Connecticut Avenue Securities 2017-
C06, (1 mo. LIBOR USD + 2.800%), 2.91%,
2/25/30 (b) 2,512
5,054,793 Fannie Mae Connecticut Avenue Securities 2018-
C01, (1 mo. LIBOR USD + 2.250%), 2.36%,
7/25/30 (b) 5,123

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
5,774,121 Fannie Mae Connecticut Avenue Securities 2018-
C03, (1 mo. LIBOR USD + 2.150%), 2.26%,
10/25/30 (b) $ 5,850
2,408,425 Fannie Mae Connecticut Avenue Securities 2018-
C06, (1 mo. LIBOR USD + 2.000%), 2.11%,
3/25/31 (b) 2,436
2,592,744 Fannie Mae Connecticut Avenue Securities 2018-
C06, (1 mo. LIBOR USD + 2.100%), 2.21%,
3/25/31 (b) 2,626
1,400,000 Fannie Mae Connecticut Avenue Securities 2018-
C06, (1 mo. LIBOR USD + 4.100%), 4.21%,
3/25/31 (b) 1,463
2,000,000 Fannie Mae Connecticut Avenue Securities 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 3.300%), 3.35%,
11/25/41 (a)(b) 1,995
6,383,036 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 1.850%), 1.96%, 9/25/49 (a)(b) 6,416
2,900,000 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 3.000%), 3.11%, 9/25/49 (a)(b) 2,910
800,000 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 7.500%), 7.61%, 9/25/49 (a)(b) 818
3,500,000 Freddie Mac STACR REMIC Trust 2021-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.250%), 2.30%,
8/25/33 (a)(b) 3,532
1,668,846 Freddie Mac STACR REMIC Trust 2021-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.750%), 0.80%,
10/25/33 (a)(b) 1,669
1,875,000 Freddie Mac STACR REMIC Trust 2021-DNA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100%), 2.15%,
10/25/33 (a)(b) 1,898
2,600,000 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650%), 1.70%,
1/25/34 (a)(b) 2,610
1,206,475 Freddie Mac STACR REMIC Trust 2020-DNA1
144A, (1 mo. LIBOR USD + 1.700%), 1.81%,
1/25/50 (a)(b) 1,212
1,170,275 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (1 mo. LIBOR USD + 1.900%), 2.01%,
1/25/50 (a)(b) 1,174
1,400,000 Freddie Mac STACR REMIC Trust 2020-DNA1
144A, (1 mo. LIBOR USD + 2.300%), 2.41%,
1/25/50 (a)(b) 1,406
700,000 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (1 mo. LIBOR USD + 5.100%), 5.21%,
1/25/50 (a)(b) 687
650,000 Freddie Mac STACR REMIC Trust 2020-DNA1
144A, (1 mo. LIBOR USD + 5.250%), 5.36%,
1/25/50 (a)(b) 642
6,064,598 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 1.850%), 1.96%,
2/25/50 (a)(b) 6,104
1,700,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 2.500%), 2.61%,
2/25/50 (a)(b) 1,700
700,000 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 4.800%), 4.91%,
2/25/50 (a)(b) 688
Principal
or Shares Security Description
Value
(000)
2,424,636 Freddie Mac STACR REMIC Trust 2020-HQA2
144A, (1 mo. LIBOR USD + 3.100%), 3.21%,
3/25/50 (a)(b) $ 2,457
1,000,000 Freddie Mac STACR REMIC Trust 2020-HQA2
144A, (1 mo. LIBOR USD + 4.100%), 4.21%,
3/25/50 (a)(b) 1,036
1,300,000 Freddie Mac STACR REMIC Trust 2020-HQA2
144A, (1 mo. LIBOR USD + 7.600%), 7.71%,
3/25/50 (a)(b) 1,347
413,142 Freddie Mac STACR REMIC Trust 2020-HQA4
144A, (1 mo. LIBOR USD + 3.150%), 3.26%,
9/25/50 (a)(b) 415
1,311,222 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.800%), 2.85%,
10/25/50 (a)(b) 1,325
1,100,000 Freddie Mac STACR REMIC Trust 2020-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 4.800%), 4.85%,
10/25/50 (a)(b) 1,174
3,000,000 Freddie Mac STACR REMIC Trust 2021-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.800%), 1.85%,
1/25/51 (a)(b) 3,009
374,539 Freddie Mac STACR Trust 2018-HQA2 144A,
(1 mo. LIBOR USD + 0.750%), 0.86%,
10/25/48 (a)(b) 375
6,250,000 Freddie Mac STACR Trust 2018-HQA2 144A,
(1 mo. LIBOR USD + 2.300%), 2.41%,
10/25/48 (a)(b) 6,346
1,222,373 Freddie Mac STACR Trust 2019-FTR2 144A,
(1 mo. LIBOR USD + 0.950%), 1.06%,
11/25/48 (a)(b) 1,223
2,482,743 Freddie Mac STACR Trust 2019-DNA1 144A,
(1 mo. LIBOR USD + 2.650%), 2.76%,
1/25/49 (a)(b) 2,517
5,663,950 Freddie Mac STACR Trust 2019-HQA1 144A,
(1 mo. LIBOR USD + 2.350%), 2.46%,
2/25/49 (a)(b) 5,724
1,644,201 Freddie Mac STACR Trust 2019-DNA2 144A,
(1 mo. LIBOR USD + 2.450%), 2.56%,
3/25/49 (a)(b) 1,664
1,350,000 Freddie Mac STACR Trust 2019-DNA2 144A,
(1 mo. LIBOR USD + 4.350%), 4.46%,
3/25/49 (a)(b) 1,392
5,035,216 Freddie Mac STACR Trust 2019-HQA2 144A,
(1 mo. LIBOR USD + 2.050%), 2.16%,
4/25/49 (a)(b) 5,067
1,550,000 Freddie Mac STACR Trust 2019-HQA2 144A,
(1 mo. LIBOR USD + 4.100%), 4.21%,
4/25/49 (a)(b) 1,581
1,800,000 Freddie Mac STACR Trust 2019-DNA3 144A,
(1 mo. LIBOR USD + 8.150%), 8.26%,
7/25/49 (a)(b) 1,890
1,244,087 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA2, (1 mo. LIBOR USD +
11.250%), 11.36%, 10/25/29 (b) 1,378
2,339,654 Freddie Mac Structured Agency Credit Risk
Debt Notes 2018-DNA1, (1 mo. LIBOR USD +
1.800%), 1.91%, 7/25/30 (b) 2,356
5,498,566 Freddie Mac Structured Agency Credit Risk
Debt Notes 2018-HQA1, (1 mo. LIBOR USD +
2.300%), 2.41%, 9/25/30 (b) 5,582

Principal
or Shares Security Description
Value
(000)
1,128,748 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
2.450%), 2.56%, 12/25/42 (b) $ 1,137
1,950,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 4.71%, 12/25/42 (b) 2,042
1,300,000 Frost CMBS DAC 2021-1A 144A, (Sterling
Overnight Index Average + 2.900%), 2.90%,
11/22/26 GBP (a)(b)(c) 1,759
3,772,000 HONO Mortgage Trust 2021-LULU 144A,
(1 mo. LIBOR USD + 4.400%), 4.51%,
10/15/36 (a)(b) 3,781
300,000 InTown Hotel Portfolio Trust 2018-STAY
144A, (1 mo. LIBOR USD + 3.350%), 3.61%,
1/15/33 (a)(b) 300
2,771 JP Morgan Mortgage Trust 2014-IVR3 144A,
2.31%, 9/25/44 (a)(g) 3
266,012 JP Morgan Mortgage Trust 2017-5 144A,
3.06%, 10/26/48 (a)(g) 273
750,000 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. LIBOR USD + 1.250%), 1.36%,
12/15/37 (a)(b) 741
1,312,500 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. LIBOR USD + 1.550%), 1.66%,
12/15/37 (a)(b) 1,295
2,250,000 KKR Industrial Portfolio Trust 2021-KDIP
144A, (1 mo. LIBOR USD + 2.050%), 2.16%,
12/15/37 (a)(b) 2,210
4,569,840 LCCM 2017-LC26 144A, 1.51%, 7/12/50 (a)(g) 291
2,800,000 Life Mortgage Trust 2021-BMR 144A, (1 mo.
LIBOR USD + 2.350%), 2.46%, 3/15/38 (a)(b) 2,772
2,900,000 Med Trust 2021-MDLN 144A, (1 mo. LIBOR
USD + 4.000%), 4.11%, 11/15/38 (a)(b) 2,880
2,000,000 Med Trust 2021-MDLN 144A, (1 mo. LIBOR
USD + 5.250%), 5.36%, 11/15/38 (a)(b) 1,988
858,256 MF1 Ltd. 2020-FL3 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.164%), 2.21%, 7/15/35 (a)(b) 866
2,000,000 MF1 Ltd. 2020-FL3 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.964%), 3.01%, 7/15/35 (a)(b) 2,017
2,230,915 Morgan Stanley Capital I Trust 2018-H3, 0.82%,
7/15/51 (g) 91
2,950,000 Motel Trust 2021-MTL6 144A, (1 mo. LIBOR
USD + 2.700%), 2.81%, 9/15/38 (a)(b) 2,950
2,394,000 Motel Trust 2021-MTL6 144A, (1 mo. LIBOR
USD + 4.700%), 4.81%, 9/15/38 (a)(b) 2,395
316,893 Multifamily Connecticut Avenue Securities Trust
2019-01 144A, (1 mo. LIBOR USD + 1.700%),
1.81%, 10/15/49 (a)(b) 313
2,300,000 Multifamily Connecticut Avenue Securities Trust
2019-01 144A, (1 mo. LIBOR USD + 3.250%),
3.36%, 10/15/49 (a)(b) 2,248
3,900,000 ONE Mortgage Trust 2021-PARK 144A, (1 mo.
LIBOR USD + 1.500%), 1.61%, 3/15/36 (a)(b) 3,868
1,900,000 ONE Mortgage Trust 2021-PARK 144A, (1 mo.
LIBOR USD + 1.750%), 1.86%, 3/15/36 (a)(b) 1,885
1,000,000 PFP Ltd. 2019-5 144A, (1 mo. LIBOR USD +
1.420%), 1.53%, 4/14/36 (a)(b) 1,000
1,400,000 Radnor RE Ltd. 2021-1 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.650%), 1.70%, 12/27/33 (a)(b) 1,401
Principal
or Shares Security Description
Value
(000)
3,200,000 SMR Mortgage Trust 2022-IND 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 5.000%), 5.06%, 2/15/39 (a)(b) $ 3,200
2,681,507 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 1.650%), 1.76%, 4/25/43 (a)(b) 2,684
3,350,000 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 3.750%), 3.86%, 4/25/43 (a)(b) 3,403
1,482,779 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 1.250%), 1.36%, 2/25/47 (a)(b) 1,484
3,300,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 2.400%), 2.51%, 2/25/47 (a)(b) 3,361
2,362 STACR Trust 2018-DNA3 144A, (1 mo. LIBOR
USD + 0.750%), 0.86%, 9/25/48 (a)(b) 2
350,000 STACR Trust 2018-DNA3 144A, (1 mo. LIBOR
USD + 2.100%), 2.21%, 9/25/48 (a)(b) 354
2,650,000 TPGI Trust 2021-DGWD 144A, (1 mo. LIBOR
USD + 2.350%), 2.46%, 6/15/26 (a)(b) 2,633
2,096,887 TTAN 2021-MHC 144A, (1 mo. LIBOR USD +
2.400%), 2.51%, 3/15/38 (a)(b) 2,084
1,200,000 Wells Fargo Commercial Mortgage Trust 2017-
SMP 144A, (1 mo. LIBOR USD + 0.875%),
0.98%, 12/15/34 (a)(b) 1,196
450,000 Wells Fargo Commercial Mortgage Trust 2017-
SMP 144A, (1 mo. LIBOR USD + 1.775%),
1.88%, 12/15/34 (a)(b) 449
6,584,646 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.93%, 8/15/51 (g) 263
Total Mortgage Backed (Cost - $309,658)
310,034
U.S. Treasury (6%
)
13,000,000 U.S. Treasury Bill , 0.04%, 2/01/22 (e) 13,000
20,601,000 U.S. Treasury Note , 0.38%, 10/31/23  20,342
24,307,000 U.S. Treasury Note , 0.88%, 1/31/24  24,162
Total U.S. Treasury (Cost - $57,722)
57,504
Stocks (0%)
Preferred Stock (0%
)
110 Flagship Credit Auto Trust,  0.00% 4,411
100 Santander Consumer Auto Receivables Trust
2021-C,  0.00% 1,931
Total Stocks (Cost - $6,655) 6,342
Investment Company (4%
)
41,755,549 Payden Cash Reserves Money Market Fund *
(Cost - $41,756)
41,756
Purchase Options  (0%
)
Total Purchase Options (Cost - $105) 15
Total Investments, Before Written Swaptions
(Cost - $1,017,975) (100%)
1,006,912
Written Swaptions  (0%)
Total Written Swaptions (Cost - $(466)) (1,467)
Total Investments (Cost - $1,017,509) (100%)
1,005,445
Liabilities in excess of Other Assets ((0)%)
(3,336)
Net Assets (100%) $ 1,002,109
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2022.
(c) Principal in foreign currency.

Payden Mutual Funds
Payden Absolute Return Bond Fund
continued
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Yield to maturity at time of purchase.
(f) Floating rate security. The rate shown reflects the rate in effect at January 31,
2022. The stated maturity is subject to prepayments.
(g) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
S & P 500 Index 27 $ 12,192 $ 3670 02/28/2022 $ 15 Put
Written Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Written Swaptions - (0.2%)
3-Year Interest Rate Swap, 04/26/22, Receive Fixed
0.945% Semi-Annually, Pay Variable Quarterly,
3-Month USD LIBOR Citibank, N.A. $ 128,493 04/26/2022 $ (1,467) Put
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 15,495
EUR  13,551 Citibank, N.A. 03/17/2022 $ 256
USD 125,174
EUR  106,030 Citibank, N.A. 03/17/2022 5,931
USD 12,057
GBP  8,860 HSBC Bank USA, N.A. 03/17/2022 145
6,332
Liabilities:
EUR 37,418 USD  43,040 Citibank, N.A. 03/17/2022 (959)
EUR 5,145 USD  6,009 Citibank, N.A. 03/17/2022 (223)
GBP 3,418 USD  4,602 HSBC Bank USA, N.A. 03/17/2022 (7)
USD 2,360 ZAR  36,857 Citibank, N.A. 04/19/2022 (11)
(1,200)
Net Unrealized Appreciation (Depreciation)
$ 5,132
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. 10-Year Ultra Future 17 Mar-22 $ 2,428 $ (6) $ (6)
U.S. Treasury 2-Year Note Future 639 Mar-22 138,444 (655) (655)
a a
(661)
Short Contracts:
Euro-Bobl Future 121 Mar-22 (17,976) 245 245
Euro-Bund Future 73 Mar-22 (13,869) 321 321
Euro-Schatz Future 90 Mar-22 (11,312) 29 29
U.S. Treasury 10-Year Note Future 322 Mar-22 (41,206) 402 402

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
U.S. Treasury 5-Year Note Future 307 Mar-22 $ (36,595) $ 405 $ 405
U.S. Ultra Bond Future 9 Mar-22 (1,701) (21) (21)
a a
1,381
Total Futures
$720
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
Protection Sold (Relevant Credit: Markit CDX, North America
High Yield Series 37 Index), Receive 5% Quarterly, Pay upon
credit default 12/20/2026 $40,900 $(3,068) $(3,262) $194
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Pay Fixed 1.4039% Semi-
Annually, Receive Variable 0.21425% (3-Month USD LIBOR)
Quarterly 06/22/2031 $ 8,956 $ 326 $ – $ 326
10-Year Interest Rate Swap, Pay Fixed 1.4168% Semi-
Annually, Receive Variable 0.21425% (3-Month USD LIBOR)
Quarterly 06/22/2031 4,110 145 – 145
10-Year Interest Rate Swap, Pay Fixed 1.4195% Semi-
Annually, Receive Variable 0.21425% (3-Month USD LIBOR)
Quarterly 06/22/2031 2,050 72 – 72
3-Year Interest Rate Swap, Receive Fixed 0.825% Semi-
Annually, Pay Variable 0% (3-Month USD LIBOR) Quarterly 05/10/2024 35,838 (361) – (361)
3-Year Interest Rate Swap, Receive Fixed 0.850% Semi-
Annually, Pay Variable 0% (3-Month USD LIBOR) Quarterly 04/27/2024 22,590 (221) – (221)
3-Year Interest Rate Swap, Receive Fixed 0.86% Semi-
Annually, Pay Variable 0% (3-Month USD LIBOR) Quarterly 04/28/2024 131,211 (1,270) – (1,270)
3-Year Interest Rate Swap, Receive Fixed 0.9300% Semi-
Annually, Pay Variable 0.31657% (3-Month USD LIBOR)
Quarterly 10/29/2024 66,975 (787) – (787)
3-Year Interest Rate Swap, Receive Fixed 0.959% Semi-
Annually, Pay Variable 0% (3-Month USD LIBOR) Quarterly 07/14/2024 101,000 (930) – (930)
$(3,026) $– $(3,026)
Open Centrally Cleared Zero-Coupon Inflation Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
10 Year Zero-Coupon Inflation Swap Receive Fixed 2.3705% at
Maturity, Pay Variable (Change in CPI) at Maturity 06/22/2031 $13,170 $(963) $– $(963)